UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 148.3%
Alabama - 1.5%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants	6.000%	10/1/42	$740,000	$895,459
Subordinated Lien Warrants	6.500%	10/1/53	1,300,000	1,628,068

Total Alabama				2,523,527

Alaska - 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	2,150,000	2,473,274

Arizona - 3.4%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	2,855,000	2,955,839	(a)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	275,000	315,496	(b)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	2,000,000	2,516,940

Total Arizona				5,788,275

California - 19.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.660%	4/1/24	2,500,000	2,537,700	(c)(d)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,500,000	2,571,975	(b)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	1,000,000	1,125,930	(b)(e)
California State, GO, Various Purpose	5.000%	4/1/43	4,000,000	4,792,400
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance, CMI	5.000%	11/15/28	1,500,000	1,602,210
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II	5.000%	8/1/30	2,500,000	2,992,475
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,116,060
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,727,281
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	2,500,000	3,683,075
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	911,602
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	500,000	556,100
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	250,000	304,300
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	118,260
Senior Lien	5.750%	6/1/48	200,000	235,848
Tulare, CA, Sewer Revenue, AGM	5.000%	11/15/41	2,000,000	2,402,800
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,773,675	(a)
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	1,500,000	1,504,740

Total California				32,956,431

Colorado - 6.0%
Colorado State Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	3,973,340
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	225,000	238,239
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,904,760

Total Colorado				10,116,339

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 5.7%
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	$160,000	$169,706	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	200,000	209,958	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	740,000	884,640
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	1,000,000	1,216,550
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	1,250,000	1,579,000
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,752,674
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,279,640
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	517,805	(b)

Total Florida				9,609,973

Illinois - 9.5%
Chicago, IL, GO	5.500%	1/1/34	950,000	1,000,426
Chicago, IL, GO	5.500%	1/1/37	60,000	62,890
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,000,000	1,191,570
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	2,200,000	2,551,582	(e)
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, NATL	5.250%	12/1/18	1,000,000	1,046,050
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	926,832
Second Lien Project	5.000%	11/1/39	500,000	573,775
Illinois State Health Facilities Authority Revenue, South Suburban Hospital Project	7.000%	2/15/18	170,000	179,231	(f)
Illinois State Municipal Electric Agency Power Supply Revenue, NATL	5.250%	2/1/28	4,145,000	4,223,589	(a)
Illinois State Toll Highway Authority Revenue	5.000%	12/1/31	1,500,000	1,856,385
Illinois State, GO	5.000%	5/1/39	1,000,000	1,085,910
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	900,000	175,356
University of Illinois, COP	5.000%	3/15/24	1,000,000	1,206,290

Total Illinois				16,079,886

Indiana - 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,061,800
Indianapolis, IN, Local Public Improvement Bond Bank Revenue	5.000%	6/1/27	2,000,000	2,312,880

Total Indiana				3,374,680

Louisiana - 1.5%
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/34	2,080,000	2,502,614

Maryland - 0.7%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,118,990

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 3.3%
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	$1,875,000	$2,080,950
Partners Healthcare System	5.000%	7/1/47	1,000,000	1,214,510	(g)
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,289
Massachusetts State Water Resources Authority Revenue:
General, NATL	5.000%	8/1/34	940,000	974,047
General, NATL	5.000%	8/1/34	60,000	62,390	(a)
Green Bond	5.000%	8/1/40	720,000	899,949

Total Massachusetts				5,588,135

Michigan - 5.8%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	3,684,660	(a)
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	405,000	463,543
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	250,000	299,370
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	610,000	662,710	(b)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	340,000	396,637
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	370,000	431,883
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	380,000	423,297
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,167,400	(a)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,261,845	(e)

Total Michigan				9,791,345

Missouri - 1.5%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,173,220	(a)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	300,000	311,118	(b)

Total Missouri				2,484,338

Nevada - 1.0%
Clark County, NV, GO:
AMBAC	5.000%	11/1/21	1,000,000	1,006,980	(a)
AMBAC	5.000%	11/1/21	775,000	780,410

Total Nevada				1,787,390

New Jersey - 9.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/27	240,000	272,990
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	553,480
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,242,440	(e)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,168,590	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	564,090
School Facilities Construction, SIFMA	2.160%	3/1/28	2,500,000	2,304,250	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State Appropriations	5.000%	6/15/38	$6,000,000	$6,611,640
New Jersey State Turnpike Authority Revenue	1.240%	1/1/18	2,500,000	2,507,075	(c)(d)

Total New Jersey				16,224,555

New York - 25.9%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	1,000,000	1,176,580	(a)
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	1,045,000	1,430,657
MTA, NY, Revenue	5.000%	11/15/25	1,000,000	1,196,260
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,159,730
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	97,436	14,128
Amsterdam At Harborside	6.700%	1/1/49	270,000	278,262
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,545,539
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,604,430
Non State Supported Debt, New School	5.000%	7/1/35	2,000,000	2,421,660
Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,151,020
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	490,000	568,792	(b)
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,380,000
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,815,825
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/26	4,700,000	4,819,803	(a)
New York State Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	2,250,000	2,599,650	(e)
New York State Urban Development Corp. Revenue:
State Personal Income Tax	5.000%	3/15/26	4,570,000	4,677,441	(a)
State Personal Income Tax	5.000%	3/15/26	430,000	439,834
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	4,750,000	5,466,110

Total New York				43,745,721

North Carolina - 4.2%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,855,500
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,206,504

Total North Carolina				7,062,004

Ohio - 2.8%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	4,040,000	4,828,972

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 1.4%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	$2,000,000	$2,281,640
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	175,000	185,951

Total Oklahoma				2,467,591

Oregon - 0.7%
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	1,000,000	608,670
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/46	475,000	524,951

Total Oregon				1,133,621

Pennsylvania - 8.2%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	6,016,669
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	750,000	891,885
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	250,000	273,072
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	550,120
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	2,000,000	2,298,180	(e)
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,804,832
Philadelphia, PA, School District, GO	5.000%	9/1/32	1,000,000	1,106,670

Total Pennsylvania				13,941,428

Tennessee - 5.1%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,030,000	2,315,865
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,978,791
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,000,000	2,295,300

Total Tennessee				8,589,956

Texas - 18.3%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,823,425
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	1,980,000	2,237,242
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	230,000	261,048	(a)
Beaumont, TX, ISD, GO, School Building, PSF-GTD	5.000%	2/15/33	1,100,000	1,121,164	(a)
Corpus Christi, TX, Utility System Revenue, Junior Lien	5.000%	7/15/31	2,905,000	3,564,232
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	2,000,000	1,813,320	(c)
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,125,000	3,685,750
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	1,000,000	1,132,490	(e)
Kemp, TX, ISD, GO, School Building, PSF-GTD	5.250%	2/15/33	875,000	893,392
Kemp, TX, ISD, GO, School Building, PSF-GTD	5.250%	2/15/33	2,575,000	2,627,968	(a)
Longview, TX, ISD, GO, PSF-GTD	5.000%	2/15/25	2,360,000	3,006,192
Mesquite, TX, ISD, GO, PSF-GTD	4.000%	8/15/33	1,550,000	1,772,595
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	100,000	106,805	(b)(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	928,624
North Texas Tollway Authority Revenue	5.000%	1/1/39	250,000	301,433

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
North Texas Tollway Authority Revenue	5.000%	1/1/40	$600,000	$700,134
North Texas Tollway Authority Revenue	5.000%	1/1/45	600,000	708,558
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	2,195,000	2,340,901	(a)
System-First Tier	5.750%	1/1/40	305,000	324,355
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	538,375	(e)

Total Texas				30,888,003

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	570,000	597,206
Matching Fund Loan Note	6.000%	10/1/39	420,000	429,421

Total U.S. Virgin Islands				1,026,627

Washington - 3.8%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,892,370
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,352,620
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	100,000	107,265	(b)
Heron’s Key	6.750%	7/1/35	100,000	107,691	(b)

Total Washington				6,459,946

Wisconsin - 4.8%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,401,680	(e)
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/46	150,000	151,259
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,522,168

Total Wisconsin				8,075,107

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $225,913,882)				250,638,728

SHORT-TERM INVESTMENTS - 0.1%
New York - 0.1%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local (Cost - $100,000)	0.680%	8/1/22	100,000	100,000	(h)(i)

TOTAL INVESTMENTS - 148.4% (Cost - $226,013,882#)				250,738,728
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (10.9)%				(18,500,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (39.3)%				(66,500,000)
Other Assets in Excess of Liabilities - 1.8%				3,277,645

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$169,016,373

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$250,638,728	—	$250,638,728

Short-Term Investments†	—	100,000	—	100,000

Total Investments	—	$250,738,728	—	$250,738,728

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$13,239	—	—	$13,239

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,000,498
Gross unrealized depreciation	(275,652)

Net unrealized appreciation	$24,724,846

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	26	12/16	$4,416,511	$4,429,750	$(13,239)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016